Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000242831
Shareholder Report [Line Items]
Fund Name	Hull Tactical US ETF
Trading Symbol	HTUS
Security Exchange Name	CboeBZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(844) 484-2484
Additional Information Website	https://www.hulltacticalfunds.com/htus/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hull Tactical US ETF	$99	0.91%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 136,827,541
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 915,563
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$136,827,541
Number of Portfolio Holdings	108
Advisory Fee	$915,563
Portfolio Turnover	71%

Holdings [Text Block]

Asset Type Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	25.6%
Index Options	0.1%
U.S. Treasury Obligations	24.7%
Exchange-Traded Funds	49.6%